Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
REVENUES
Interest revenue	$ 526,380		$ 438,263		$ 1,039,172		$ 777,739		$ 1,789,701		$ 521,018
Other revenue	18,976		18,463		31,156		19,323		45,464		8,207
TOTAL REVENUES	545,356		456,726		1,070,328		797,062		1,835,165		529,225
OPERATING EXPENSES
Salaries and compensation	406,323		407,424		809,329		832,850		2,126,243		1,889,136
Other operating expenses	409,407		352,185		819,468		576,280		1,399,157		904,920
Consulting	307,693		445,849		453,280		622,813		1,013,690		871,228
Provision for credit losses	354,918		428,604		742,437		580,008		1,134,518		614,684
Advertising	173,485		225,645		221,309		315,624		950,905		459,804
Rent	52,778		57,100		107,465		130,603		244,621		250,744
Travel, meals and entertainment	90,040		47,121		126,168		75,910		129,351		376,101
Depreciation and amortization	1,917		4,192		3,833		8,015		14,124		15,054
TOTAL OPERATING EXPENSES	1,796,561		1,968,120		3,283,289		3,142,103		7,012,609		5,381,671
LOSS FROM OPERATIONS	(1,251,205)		(1,511,394)		(2,212,961)		(2,345,041)		(5,177,444)		(4,852,446)
OTHER INCOME (EXPENSE)
Interest expense			(333,108)				(474,227)		(527,921)		(558,257)
Miscellaneous income (expense)	6,673		5		11,750		249		7,167		8,949
TOTAL OTHER INCOME (EXPENSE)	6,673		(333,103)		11,750		(473,978)		(520,754)		(549,308)
NET LOSS	(1,244,532)		(1,844,497)		(2,201,211)		(2,819,019)		(5,698,198)		(5,401,754)
Dividends on preferred shares	(1,421)		(72,689)		(31,360)		(143,481)		(311,056)		(204,526)
Net loss attributable to common stockholders	$ (1,245,953)		$ (1,917,186)		$ (2,232,571)		$ (2,962,500)		$ (6,009,254)		$ (5,606,280)
Net loss attributable to common stock per share, basic and diluted *	$ (0.01)	[1]	$ (0.09)	[1]	$ (0.04)	[1]	$ (0.14)	[1]	$ (0.25)	[2]	$ (0.42)
Weighted average number of common shares outstanding, basic and diluted *	94,432,364	[1]	21,598,401	[1]	62,019,819	[1]	21,589,800	[1]	23,812,576	[2]	13,345,142

[1]	The condensed consolidated unaudited Financial Statements have been retroactively restated to reflect the 100-for-1 reverse split that occurred on June 17, 2015
[2]	The financial statements have been retroactively restated to reflect the 1-for-100 reverse stock split that occurred on June 17, 2015.